Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
19.	Related party transactions

Certain executives of APUC are shareholders of Algonquin Power Management Inc. (“APMI”), the former manager of the Company. A member of the Board of Directors of APUC is an executive at Emera.

Transactions with APMI and Senior Executives

APUC has leased its head office facilities since 2001 from an entity owned by the shareholders of APMI on a triple net basis. Base lease costs for the year ended December 31, 2012 were $333 (2011 - $327).

APUC utilizes chartered aircraft, including the use of an aircraft owned by an affiliate of APMI, Algonquin Airlink Inc. In 2004, APUC remitted $1,300 to the affiliate as an advance against expense reimbursements (including engine utilization reserves) for APUC’s business use of the aircraft. During the year ended December 31, 2012, APUC incurred costs in connection with the use of the aircraft of $598 (2011 - $453) and amortization expense related to the advance against expense reimbursements of $279 (2011 - $274). At December 31, 2012, the remaining amount of the advance was $nil (December 31, 2011 - $279).

Affiliates of APMI hold 60% of the outstanding Class B limited partnership units issued by the St. Leon LP, a subsidiary of APUC and the legal owner of the St. Leon facility. The related holders of the Class B units received cash distributions of $292 for the year ended December 31, 2012 (2011 - $314). Subsequent to year-end, on January 1, 2013, the Company issued 100 redeemable Series C preferred shares and exchanged such shares for the Class B units (notes 13 and 14 (b)).

APUC provided supervisory management services on a cost recovery basis to a hydroelectric generating facility not owned by APUC where Senior Executives hold an equity interest.

Rattle Brook is a hydroelectric generating facility in which APUC owns a 45% interest and Senior Executives hold an equity interest in. Rattle Brook is operated on a cost recovery basis by an entity which is partially owned by Senior Executives.

APMI is one of the two original developers of Red Lily I and both developers are entitled to a royalty fee based on a percentage of operating revenue and a development fee from the equity owner of Red Lily I. In 2011, APUC acquired APMI’s interest in this royalty for an amount of $600.

As part of the project to re-power the Sanger facility, APUC entered into an agreement with APMI to undertake certain construction management services on the project for a performance based contingency fee. An amount of U.S. $550 has been accrued as an estimate of the final fee owed to APMI.

During 2007, APUC allowed its offer to acquire Clean Power Income Fund to expire and earned a termination fee of $1,800. As part of its role in the process, APUC has agreed to pay APMI a fee of U.S. $100 which has been accrued as an estimate of the final fee owed to APMI.

As at December 31, 2012, included in amounts due from related parties is $816 (2011 - $663) owed to APUC from APMI and included in amounts due to related parties is $1,811 (2011 - $1,795) owed to APMI. These amounts arise from the transactions described above.

Long Sault is a hydroelectric generating facility in which APUC acquired its interest by way of subscribing to two notes from the original developers. An affiliate of APMI is one of the original partners in the facility and is entitled to receive 5% of the after tax equity cash flows commencing in 2014.

In March, 2012, APUC and APMI’s Senior Executives (the “Parties”) reached a term sheet agreement to resolve a number of the historic joint business associations between the Parties. The transaction is subject to finalization of definitive agreements which are expected to be completed in the first quarter of 2013.

Under the term sheet, it is proposed that APUC will exchange its 45% interest in the 4MW Rattlebrook hydroelectric facility (including a $0.5 million positive working capital adjustment) in return for the Parties’ residual partnership interest in the Long Sault Rapids hydroelectric facility and the equity interest in the Brampton cogeneration plant. The agreement also settles outstanding fees owing to APMI.

Transactions with Emera

In 2011, a subsidiary of Emera provided lead market participant services for fuel capacity and forward reserve markets in ISO NE for the Windsor Locks facility. During the year ended December 31, 2012 APUC paid U.S. $nil (2011 – U.S. $260) in relation to this contract. In 2011, APUC provided a corporate guarantee to a subsidiary of Emera in an amount of U.S. $1,000 in conjunction with this contract.

For the year ended December 31, 2012, the Energy Services Business sold electricity to Maine Public Service Company (“MPS”), a subsidiary of Emera, amounting to U.S. $6,096 (2011 – U.S. $6,564). In 2011, APUC provided a corporate guarantee to MPS in an amount of U.S. $3,000 and a letter of credit in an amount of U.S $100, primarily in conjunction with a three year contract to provide standard offer service to commercial and industrial customers in Northern Maine.

As of December 31, 2012, included in amounts due from related parties is $nil (2011 - $1,612) owed from Emera related to the unpaid contribution of their share of Liberty Energy (California) costs.

The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.